Condensed Interim Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current
Cash	$ 4,800,260	$ 29,892,966
Accounts receivable	82,471,935	75,641,780
Inventories	237,453,532	249,606,756
Prepaid expenses and other current assets	3,739,738	1,553,276
Current assets	328,465,465	356,694,778
Non-current
Other non-current assets	7,176,939	6,994,815
Property, plant and equipment	193,215,364	198,536,683
Right-of-use assets	86,437,411	89,663,139
Intangible assets	177,662,811	175,703,257
Contract asset	13,205,156	13,528,646
Non-current assets	477,697,681	484,426,540
Total assets	806,163,146	841,121,318
Current
Trade and other payables	76,764,529	92,424,961
Deferred revenue and other deferred liabilities	11,976,970	18,267,139
Current portion of long-term debt and other debts	27,146,623	27,056,476
Current portion of lease liabilities	7,977,519	7,984,563
Current liabilities	123,865,641	145,733,139
Non-current
Long-term debt and other debts	230,728,249	197,885,889
Lease liabilities	81,482,202	83,972,023
Share warrant obligations	22,142,897	29,582,203
Conversion options on convertible debt instruments	16,183,762	25,034,073
Non-current liabilities	350,537,110	336,474,188
Total liabilities	474,402,751	482,207,327
SHAREHOLDERS’ EQUITY
Share capital	489,454,628	489,362,920
Contributed surplus	139,878,113	139,569,185
Deficit	(277,443,337)	(255,746,097)
Cumulative translation adjustment	(20,129,009)	(14,272,017)
Total shareholders’ equity	331,760,395	358,913,991
Total shareholders’ equity and liabilities	$ 806,163,146	$ 841,121,318